JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
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© J.P. Morgan Chase & Co., 2024.

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.6%
Aerospace & Defense — 1.7%
Axon Enterprise, Inc. *	34,273	8,536,033
BWX Technologies, Inc.	43,914	3,578,113
Curtiss-Wright Corp.	18,337	4,081,266
Hexcel Corp.	40,370	2,680,164
Leonardo DRS, Inc. *	24,823	481,814
Parsons Corp. *	20,900	1,361,635
Spirit AeroSystems Holdings, Inc., Class A * (a)	50,717	1,392,689
Woodward, Inc.	26,863	3,700,916
		25,812,630
Air Freight & Logistics — 0.2%
GXO Logistics, Inc. *	56,974	3,098,246
Automobile Components — 0.9%
Adient plc *	44,905	1,558,653
Autoliv, Inc. (Sweden)	34,375	3,682,250
Fox Factory Holding Corp. *	20,334	1,281,855
Gentex Corp.	112,042	3,711,951
Goodyear Tire & Rubber Co. (The) *	131,425	1,832,065
Visteon Corp. *	13,323	1,536,009
		13,602,783
Automobiles — 0.3%
Harley-Davidson, Inc.	66,883	2,170,353
Thor Industries, Inc. (a)	24,588	2,778,936
		4,949,289
Banks — 4.3%
Bank OZK (a)	51,632	2,329,120
BOK Financial Corp.	11,754	985,455
Cadence Bank	86,497	2,302,550
Comerica, Inc.	63,206	3,323,372
Commerce Bancshares, Inc.	60,984	3,178,486
Cullen/Frost Bankers, Inc.	27,900	2,960,748
First Financial Bankshares, Inc. (a)	68,397	2,136,038
First Horizon Corp.	265,430	3,779,723
FNB Corp.	165,967	2,187,445
Glacier Bancorp, Inc. (a)	53,281	2,059,843
Hancock Whitney Corp.	41,289	1,862,547
Home BancShares, Inc.	93,317	2,187,351
New York Community Bancorp, Inc.	342,854	2,218,265
Old National Bancorp	134,821	2,220,502
Pinnacle Financial Partners, Inc.	36,871	3,258,659
Popular, Inc. (Puerto Rico)	32,032	2,737,134
Prosperity Bancshares, Inc.	44,469	2,842,014
SouthState Corp.	34,896	2,899,858
Synovus Financial Corp.	67,439	2,539,753
TFS Financial Corp. (a)	25,314	337,183
UMB Financial Corp.	21,142	1,744,215
United Bankshares, Inc.	64,161	2,300,172

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
Valley National Bancorp	208,742	2,008,098
Webster Financial Corp.	79,155	3,916,589
Western Alliance Bancorp	49,847	3,188,214
Wintrust Financial Corp.	29,350	2,846,363
Zions Bancorp NA	71,016	2,975,570
		67,325,267
Beverages — 0.5%
Boston Beer Co., Inc. (The), Class A *	4,647	1,623,058
Celsius Holdings, Inc. * (a)	69,697	3,477,880
Coca-Cola Consolidated, Inc.	2,271	1,956,217
National Beverage Corp. *	11,783	544,846
		7,602,001
Biotechnology — 3.7%
ACADIA Pharmaceuticals, Inc. *	55,365	1,434,507
Alkermes plc *	75,930	2,053,906
Amicus Therapeutics, Inc. *	125,355	1,558,163
Apellis Pharmaceuticals, Inc. * (a)	47,078	2,979,567
Arrowhead Pharmaceuticals, Inc. *	56,540	1,814,934
Blueprint Medicines Corp. *	26,394	2,099,115
Cerevel Therapeutics Holdings, Inc. * (a)	36,550	1,531,445
CRISPR Therapeutics AG (Switzerland) * (a)	36,480	2,296,416
Cytokinetics, Inc. * (a)	44,553	3,480,926
Denali Therapeutics, Inc. *	53,178	851,380
Exelixis, Inc. *	148,328	3,227,617
Halozyme Therapeutics, Inc. *	63,383	2,145,514
Immunovant, Inc. *	29,846	1,086,693
Intellia Therapeutics, Inc. *	41,242	982,384
Ionis Pharmaceuticals, Inc. *	68,704	3,530,698
Karuna Therapeutics, Inc. *	17,397	5,452,568
Madrigal Pharmaceuticals, Inc. * (a)	6,439	1,395,396
Natera, Inc. *	57,661	3,802,166
Roivant Sciences Ltd. * (a)	181,864	1,818,640
Sarepta Therapeutics, Inc. *	43,323	5,155,004
Ultragenyx Pharmaceutical, Inc. *	35,578	1,569,346
United Therapeutics Corp. *	22,569	4,847,370
Vaxcyte, Inc. *	43,500	3,106,770
		58,220,525
Broadline Retail — 0.3%
Dillard's, Inc., Class A	2,160	836,503
Macy's, Inc.	131,512	2,405,355
Ollie's Bargain Outlet Holdings, Inc. *	29,612	2,129,991
		5,371,849
Building Products — 3.3%
A O Smith Corp.	58,998	4,578,835
AAON, Inc.	32,346	2,269,395
Advanced Drainage Systems, Inc.	33,075	4,313,642

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Building Products — continued
Armstrong World Industries, Inc. (a)	21,179	2,101,169
AZEK Co., Inc. (The) *	69,524	2,680,845
Builders FirstSource, Inc. *	59,011	10,251,981
Carlisle Cos., Inc.	23,382	7,348,027
Fortune Brands Innovations, Inc.	60,444	4,689,850
Simpson Manufacturing Co., Inc.	20,479	3,706,494
Trex Co., Inc. *	52,053	4,241,279
UFP Industries, Inc.	29,605	3,358,687
Zurn Elkay Water Solutions Corp. (a)	70,049	2,076,953
		51,617,157
Capital Markets — 2.8%
Affiliated Managers Group, Inc.	16,150	2,403,766
Blue Owl Capital, Inc. (a)	174,892	2,717,822
Cohen & Steers, Inc. (a)	12,279	864,687
Evercore, Inc., Class A	17,035	2,925,421
Federated Hermes, Inc.	41,208	1,440,632
Freedom Holding Corp. (Kazakhstan) * (a)	8,280	680,036
Houlihan Lokey, Inc.	24,787	2,968,987
Interactive Brokers Group, Inc., Class A	51,084	4,533,705
Invesco Ltd.	156,347	2,474,973
Janus Henderson Group plc	64,047	1,841,992
Jefferies Financial Group, Inc.	75,499	3,077,339
Morningstar, Inc.	12,754	3,562,192
Robinhood Markets, Inc., Class A * (a)	240,656	2,584,645
SEI Investments Co.	52,013	3,289,302
Stifel Financial Corp.	48,101	3,508,968
Tradeweb Markets, Inc., Class A	52,357	4,994,334
		43,868,801
Chemicals — 2.6%
Arcadium Lithium plc (Jersey) * (a)	494,544	2,418,320
Ashland, Inc.	24,595	2,302,584
Avient Corp.	43,695	1,582,196
Axalta Coating Systems Ltd. *	99,052	3,211,266
Balchem Corp.	15,466	2,167,714
Cabot Corp.	26,433	1,905,819
Chemours Co. (The)	71,233	2,149,100
Element Solutions, Inc.	108,453	2,410,910
FMC Corp.	59,808	3,361,210
HB Fuller Co.	25,902	1,962,594
Huntsman Corp.	79,620	1,953,875
NewMarket Corp.	3,649	2,035,449
Olin Corp.	58,739	3,058,540
Quaker Chemical Corp.	6,665	1,265,950
RPM International, Inc.	59,586	6,355,443
Scotts Miracle-Gro Co. (The)	19,331	1,087,562
Sensient Technologies Corp.	20,248	1,255,983
		40,484,515

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Commercial Services & Supplies — 1.0%
Casella Waste Systems, Inc., Class A *	27,297	2,329,526
Clean Harbors, Inc. *	24,481	4,111,829
MSA Safety, Inc.	17,815	2,940,009
Stericycle, Inc. *	42,674	2,048,352
Tetra Tech, Inc.	25,467	4,028,370
		15,458,086
Communications Equipment — 0.4%
Calix, Inc. *	28,564	947,754
Ciena Corp. *	70,595	3,741,535
Lumentum Holdings, Inc. * (a)	32,063	1,761,541
		6,450,830
Construction & Engineering — 2.1%
AECOM	65,260	5,755,279
API Group Corp. *	103,410	3,259,483
Arcosa, Inc.	23,275	1,821,967
Comfort Systems USA, Inc.	17,112	3,721,347
EMCOR Group, Inc.	22,594	5,153,917
Fluor Corp. *	81,504	3,073,516
MasTec, Inc. *	29,377	1,929,188
MDU Resources Group, Inc.	94,688	1,847,363
Valmont Industries, Inc.	9,927	2,240,623
WillScot Mobile Mini Holdings Corp. *	87,224	4,125,695
		32,928,378
Construction Materials — 0.4%
Eagle Materials, Inc.	16,727	3,784,985
Summit Materials, Inc., Class A *	52,454	1,897,786
		5,682,771
Consumer Finance — 1.1%
Ally Financial, Inc.	129,956	4,766,786
Credit Acceptance Corp. * (a)	3,142	1,700,042
FirstCash Holdings, Inc.	18,692	2,145,281
OneMain Holdings, Inc.	55,352	2,634,755
SLM Corp.	108,254	2,152,090
SoFi Technologies, Inc. * (a)	428,262	3,353,291
		16,752,245
Consumer Staples Distribution & Retail — 1.4%
BJ's Wholesale Club Holdings, Inc. *	59,006	3,796,446
Casey's General Stores, Inc.	17,874	4,850,289
Performance Food Group Co. *	74,505	5,415,023
Sprouts Farmers Market, Inc. *	48,694	2,452,717
US Foods Holding Corp. *	117,265	5,395,363
		21,909,838
Containers & Packaging — 1.3%
AptarGroup, Inc.	31,494	4,090,441
Berry Global Group, Inc.	55,487	3,632,179

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Containers & Packaging — continued
Graphic Packaging Holding Co.	146,561	3,738,771
Greif, Inc., Class A	12,152	760,837
O-I Glass, Inc. *	74,097	1,078,852
Sealed Air Corp.	69,156	2,389,340
Silgan Holdings, Inc.	39,496	1,814,446
Sonoco Products Co.	46,862	2,666,448
		20,171,314
Diversified Consumer Services — 1.0%
ADT, Inc. (a)	106,620	696,229
Bright Horizons Family Solutions, Inc. *	25,527	2,508,028
Duolingo, Inc. *	16,243	2,905,710
Grand Canyon Education, Inc. *	13,474	1,759,570
H&R Block, Inc.	69,002	3,232,054
Service Corp. International	69,888	4,690,882
		15,792,473
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc.	74,946	1,866,905
Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings, Inc.	20,991	1,620,505
Frontier Communications Parent, Inc. * (a)	105,779	2,605,337
Iridium Communications, Inc.	53,352	1,934,544
		6,160,386
Electric Utilities — 0.8%
ALLETE, Inc.	27,608	1,631,909
IDACORP, Inc. (a)	24,290	2,248,768
OGE Energy Corp.	96,209	3,197,987
Otter Tail Corp. (a)	19,861	1,795,832
PNM Resources, Inc.	41,218	1,493,328
Portland General Electric Co.	48,528	1,986,251
		12,354,075
Electrical Equipment — 2.4%
Acuity Brands, Inc.	14,826	3,530,960
Array Technologies, Inc. * (a)	68,708	909,694
Atkore, Inc. *	17,881	2,727,389
Bloom Energy Corp., Class A * (a)	95,561	1,081,751
EnerSys	19,337	1,848,037
Generac Holdings, Inc. *	29,478	3,350,764
nVent Electric plc	79,291	4,760,632
Plug Power, Inc. * (a)	263,489	1,172,526
Regal Rexnord Corp.	31,807	4,244,962
Sensata Technologies Holding plc	72,479	2,621,566
Shoals Technologies Group, Inc., Class A *	81,600	1,074,672
Sunrun, Inc. *	104,555	1,513,956
Vertiv Holdings Co., Class A	155,734	8,772,496
		37,609,405

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 2.8%
Advanced Energy Industries, Inc. (a)	17,900	1,864,822
Arrow Electronics, Inc. *	25,970	2,886,566
Avnet, Inc.	42,018	1,903,415
Badger Meter, Inc.	14,059	2,024,356
Belden, Inc.	19,991	1,482,932
Cognex Corp.	82,523	2,982,381
Coherent Corp. *	62,494	2,970,965
Fabrinet (Thailand) *	17,435	3,722,547
Insight Enterprises, Inc. * (a)	13,355	2,467,203
IPG Photonics Corp. *	14,659	1,434,970
Jabil, Inc.	60,218	7,544,713
Littelfuse, Inc.	11,945	2,889,496
Novanta, Inc. *	17,106	2,643,732
Rogers Corp. *	8,920	1,028,208
Sanmina Corp. *	27,248	1,629,975
TD SYNNEX Corp.	24,939	2,493,401
Vontier Corp.	73,976	2,558,830
		44,528,512
Energy Equipment & Services — 1.1%
ChampionX Corp.	89,820	2,461,966
Helmerich & Payne, Inc.	47,269	1,903,050
NOV, Inc. (a)	188,634	3,680,249
Patterson-UTI Energy, Inc.	180,586	2,002,699
Transocean Ltd. * (a)	345,470	1,886,266
Valaris Ltd. *	28,120	1,739,784
Weatherford International plc *	34,601	3,098,520
		16,772,534
Entertainment — 0.9%
Endeavor Group Holdings, Inc., Class A	88,895	2,200,151
Madison Square Garden Sports Corp. *	7,953	1,472,100
Playtika Holding Corp. *	25,050	180,861
Roku, Inc. *	56,842	5,005,507
TKO Group Holdings, Inc.	25,619	2,144,054
Warner Music Group Corp., Class A	63,116	2,303,103
		13,305,776
Financial Services — 2.1%
Enact Holdings, Inc.	14,265	406,410
Essent Group Ltd.	51,170	2,822,537
Euronet Worldwide, Inc. *	21,179	2,110,487
Flywire Corp. *	43,418	927,843
Jackson Financial, Inc., Class A	34,473	1,726,063
MGIC Investment Corp.	132,655	2,631,875
Mr. Cooper Group, Inc. *	30,047	2,023,966
PennyMac Financial Services, Inc.	12,705	1,108,130
Radian Group, Inc.	73,346	2,125,567
Remitly Global, Inc. *	65,196	1,117,460

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
Shift4 Payments, Inc., Class A * (a)	27,188	1,952,370
Toast, Inc., Class A * (a)	185,269	3,292,230
Voya Financial, Inc.	50,032	3,620,816
Western Union Co. (The) (a)	174,662	2,195,501
WEX, Inc. *	20,510	4,192,039
		32,253,294
Food Products — 1.2%
Darling Ingredients, Inc. *	76,399	3,308,077
Flowers Foods, Inc.	90,865	2,071,722
Freshpet, Inc. * (a)	22,440	1,932,084
Ingredion, Inc.	31,259	3,362,530
J & J Snack Foods Corp.	7,237	1,152,347
Lancaster Colony Corp. (a)	9,547	1,754,548
Pilgrim's Pride Corp. *	19,912	541,009
Post Holdings, Inc. *	23,655	2,196,840
Seaboard Corp.	127	457,581
Simply Good Foods Co. (The) *	43,156	1,631,297
TreeHouse Foods, Inc. *	23,427	986,277
		19,394,312
Gas Utilities — 0.7%
National Fuel Gas Co.	42,481	2,003,404
New Jersey Resources Corp.	46,885	1,914,315
ONE Gas, Inc.	24,931	1,530,015
Southwest Gas Holdings, Inc.	25,661	1,505,787
Spire, Inc.	25,317	1,437,246
UGI Corp.	100,620	2,227,727
		10,618,494
Ground Transportation — 1.8%
Avis Budget Group, Inc.	8,903	1,457,510
Hertz Global Holdings, Inc. * (a)	61,514	513,642
Knight-Swift Transportation Holdings, Inc.	72,308	4,149,033
Landstar System, Inc.	17,226	3,302,569
Lyft, Inc., Class A *	162,474	2,029,300
Ryder System, Inc.	21,183	2,405,753
Saia, Inc. *	12,722	5,732,279
U-Haul Holding Co. * (a)	3,650	241,849
U-Haul Holding Co.	48,225	3,080,131
XPO, Inc. *	55,640	4,753,882
		27,665,948
Health Care Equipment & Supplies — 2.6%
CONMED Corp. (a)	14,772	1,412,203
Dentsply Sirona, Inc.	98,303	3,416,029
Enovis Corp. * (a)	25,181	1,478,125
Envista Holdings Corp. *	82,242	1,932,687
Globus Medical, Inc., Class A *	55,362	2,922,560
Haemonetics Corp. *	24,328	1,860,119

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
ICU Medical, Inc. *	9,785	895,621
Inari Medical, Inc. *	23,025	1,311,274
Inspire Medical Systems, Inc. *	14,146	2,982,967
Integra LifeSciences Holdings Corp. *	33,541	1,346,671
iRhythm Technologies, Inc. *	14,612	1,750,225
Lantheus Holdings, Inc. *	32,774	1,701,954
Masimo Corp. * (a)	23,714	3,057,683
Merit Medical Systems, Inc. *	27,703	2,169,145
Neogen Corp. *	103,803	1,608,947
Penumbra, Inc. *	17,466	4,404,751
QuidelOrtho Corp. *	23,836	1,633,004
Shockwave Medical, Inc. *	17,678	3,999,647
STAAR Surgical Co. *	23,376	654,762
		40,538,374
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc. *	43,851	3,601,921
agilon health, Inc. * (a)	146,084	860,435
AMN Healthcare Services, Inc. *	18,133	1,342,023
Chemed Corp.	7,227	4,284,093
CorVel Corp. *	4,476	1,053,382
DaVita, Inc. *	26,458	2,861,697
Encompass Health Corp.	47,916	3,403,953
Ensign Group, Inc. (The)	27,084	3,066,451
HealthEquity, Inc. *	41,054	3,102,861
LifeStance Health Group, Inc. * (a)	47,108	281,706
Option Care Health, Inc. *	84,961	2,654,182
Premier, Inc., Class A	57,364	1,240,210
Privia Health Group, Inc. * (a)	50,524	1,018,564
Progyny, Inc. *	39,169	1,491,947
R1 RCM, Inc. * (a)	93,985	962,406
Select Medical Holdings Corp.	50,494	1,312,339
Surgery Partners, Inc. * (a)	32,505	997,579
Tenet Healthcare Corp. *	48,287	3,995,266
		37,531,015
Health Care REITs — 0.4%
Medical Properties Trust, Inc. (a)	287,408	890,965
Omega Healthcare Investors, Inc.	117,461	3,406,369
Physicians Realty Trust	113,973	1,395,029
		5,692,363
Health Care Technology — 0.3%
Doximity, Inc., Class A *	56,523	1,523,295
Evolent Health, Inc., Class A * (a)	53,900	1,585,199
Teladoc Health, Inc. * (a)	75,708	1,471,006
		4,579,500

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotel & Resort REITs — 0.3%
Apple Hospitality REIT, Inc.	100,561	1,615,009
Ryman Hospitality Properties, Inc.	27,992	3,076,321
		4,691,330
Hotels, Restaurants & Leisure — 3.3%
Aramark	118,312	3,440,513
Boyd Gaming Corp.	34,881	2,214,595
Cava Group, Inc. * (a)	8,238	385,538
Choice Hotels International, Inc. (a)	12,820	1,552,758
Churchill Downs, Inc.	33,669	4,072,939
DraftKings, Inc., Class A *	223,930	8,744,467
Hilton Grand Vacations, Inc. *	37,194	1,550,990
Hyatt Hotels Corp., Class A (a)	19,255	2,471,764
Life Time Group Holdings, Inc. *	28,118	373,969
Light & Wonder, Inc. *	43,212	3,473,381
Marriott Vacations Worldwide Corp.	15,414	1,293,080
Norwegian Cruise Line Holdings Ltd. * (a)	203,928	3,629,918
Penn Entertainment, Inc. *	72,551	1,636,025
Planet Fitness, Inc., Class A *	41,003	2,778,363
SeaWorld Entertainment, Inc. *	17,479	863,463
Texas Roadhouse, Inc.	32,055	4,029,955
Travel + Leisure Co.	34,128	1,379,454
Wendy's Co. (The)	80,636	1,538,535
Wingstop, Inc.	13,533	3,804,262
Wyndham Hotels & Resorts, Inc.	39,455	3,074,728
		52,308,697
Household Durables — 2.4%
Installed Building Products, Inc.	11,452	2,231,422
KB Home	33,575	2,000,734
Leggett & Platt, Inc.	63,393	1,471,351
MDC Holdings, Inc.	29,120	1,822,330
Meritage Homes Corp.	16,813	2,784,401
Mohawk Industries, Inc. *	25,536	2,662,128
Newell Brands, Inc.	174,475	1,451,632
Skyline Champion Corp. *	26,025	1,782,192
Taylor Morrison Home Corp. *	48,571	2,532,492
Tempur Sealy International, Inc.	81,673	4,074,666
Toll Brothers, Inc.	51,632	5,129,639
TopBuild Corp. *	15,251	5,629,602
Whirlpool Corp.	26,289	2,879,171
Worthington Enterprises, Inc.	15,442	880,812
		37,332,572
Household Products — 0.0% ^
Reynolds Consumer Products, Inc.	21,288	578,395
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc.	15,741	353,543

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Independent Power and Renewable Electricity Producers — continued
Clearway Energy, Inc., Class C	39,542	958,498
Ormat Technologies, Inc. (a)	25,684	1,661,241
		2,973,282
Industrial REITs — 1.3%
Americold Realty Trust, Inc.	128,954	3,546,235
EastGroup Properties, Inc.	22,195	3,938,059
First Industrial Realty Trust, Inc.	57,566	2,965,800
Rexford Industrial Realty, Inc.	94,396	4,964,286
STAG Industrial, Inc.	87,222	3,221,981
Terreno Realty Corp.	38,721	2,312,805
		20,949,166
Insurance — 3.7%
American Equity Investment Life Holding Co. *	29,298	1,617,543
Assurant, Inc.	25,245	4,239,898
Assured Guaranty Ltd.	27,256	2,211,279
Axis Capital Holdings Ltd.	36,191	2,154,088
Brighthouse Financial, Inc. *	29,260	1,514,790
Enstar Group Ltd. *	6,437	1,717,971
Erie Indemnity Co., Class A	12,091	4,181,431
First American Financial Corp.	49,216	2,970,186
Hanover Insurance Group, Inc. (The)	17,100	2,257,371
Kemper Corp.	27,085	1,625,100
Kinsale Capital Group, Inc.	10,620	4,222,193
Lincoln National Corp.	80,924	2,221,364
Old Republic International Corp.	125,238	3,511,673
Primerica, Inc.	16,799	3,933,654
RenaissanceRe Holdings Ltd. (Bermuda)	23,242	5,318,467
RLI Corp.	19,613	2,674,625
Ryan Specialty Holdings, Inc. * (a)	47,617	2,062,768
Selective Insurance Group, Inc.	29,084	3,049,748
Unum Group	92,935	4,492,478
White Mountains Insurance Group Ltd.	1,211	1,908,500
		57,885,127
Interactive Media & Services — 0.3%
IAC, Inc. *	35,256	1,770,204
Ziff Davis, Inc. *	21,388	1,441,551
ZoomInfo Technologies, Inc. *	134,228	2,153,017
		5,364,772
IT Services — 0.3%
DXC Technology Co. *	92,629	2,019,312
Kyndryl Holdings, Inc. *	109,440	2,245,709
		4,265,021
Leisure Products — 0.9%
Acushnet Holdings Corp. (a)	14,642	927,424
Brunswick Corp.	32,978	2,660,665

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Leisure Products — continued
Hasbro, Inc.	62,994	3,083,556
Mattel, Inc. *	162,541	2,907,858
Polaris, Inc.	24,560	2,209,418
Topgolf Callaway Brands Corp. *	69,300	912,681
YETI Holdings, Inc. * (a)	41,679	1,832,626
		14,534,228
Life Sciences Tools & Services — 1.0%
10X Genomics, Inc., Class A *	47,522	1,980,242
Azenta, Inc. *	24,791	1,616,373
Bruker Corp.	44,678	3,194,924
Medpace Holdings, Inc. *	11,288	3,291,355
Repligen Corp. * (a)	23,328	4,418,323
Sotera Health Co. *	51,031	751,176
		15,252,393
Machinery — 4.9%
AGCO Corp.	30,026	3,673,081
Allison Transmission Holdings, Inc.	42,934	2,599,224
Chart Industries, Inc. * (a)	20,517	2,394,744
Crane Co.	23,386	2,902,436
Donaldson Co., Inc.	57,853	3,736,725
Esab Corp.	25,588	2,200,312
Federal Signal Corp.	29,229	2,250,048
Flowserve Corp.	62,967	2,514,272
Franklin Electric Co., Inc.	19,276	1,816,956
Gates Industrial Corp. plc *	68,126	877,463
Graco, Inc.	80,912	6,901,794
Hillenbrand, Inc.	33,491	1,559,676
ITT, Inc.	39,357	4,753,538
John Bean Technologies Corp.	15,251	1,506,189
Lincoln Electric Holdings, Inc.	27,455	6,101,050
Middleby Corp. (The) *	24,683	3,482,031
Mueller Industries, Inc.	54,417	2,612,016
Nordson Corp. (a)	24,585	6,188,536
Oshkosh Corp.	29,439	3,241,234
RBC Bearings, Inc. *	13,040	3,501,762
Terex Corp.	32,111	1,972,579
Timken Co. (The)	31,753	2,600,888
Toro Co. (The)	47,326	4,376,709
Watts Water Technologies, Inc., Class A	13,114	2,596,703
		76,359,966
Marine Transportation — 0.1%
Kirby Corp. *	27,341	2,150,643
Media — 0.8%
Cable One, Inc.	2,188	1,201,059
New York Times Co. (The), Class A	74,821	3,633,308
Nexstar Media Group, Inc.	15,500	2,754,505

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Media — continued
Paramount Global, Class B	247,287	3,607,917
TEGNA, Inc.	91,292	1,423,242
		12,620,031
Metals & Mining — 2.0%
Alcoa Corp.	85,646	2,547,969
ATI, Inc. *	61,217	2,501,939
Cleveland-Cliffs, Inc. *	241,515	4,842,376
Commercial Metals Co.	55,747	2,911,108
Hecla Mining Co.	278,835	1,062,361
MP Materials Corp. * (a)	64,643	1,022,006
Reliance Steel & Aluminum Co.	27,610	7,880,446
Royal Gold, Inc.	31,547	3,608,661
United States Steel Corp. (a)	106,903	5,026,579
		31,403,445
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp. (a)	320,720	3,040,425
Blackstone Mortgage Trust, Inc., Class A (a)	78,877	1,557,032
Rithm Capital Corp.	232,101	2,483,481
Starwood Property Trust, Inc. (a)	142,333	2,893,630
		9,974,568
Multi-Utilities — 0.3%
Avista Corp.	37,051	1,260,105
Black Hills Corp.	32,629	1,688,877
Northwestern Energy Group, Inc.	27,611	1,328,641
		4,277,623
Office REITs — 0.2%
Cousins Properties, Inc.	67,640	1,549,632
Kilroy Realty Corp.	53,492	1,912,874
		3,462,506
Oil, Gas & Consumable Fuels — 3.3%
Antero Midstream Corp.	152,080	1,861,459
Antero Resources Corp. * (a)	136,281	3,044,518
California Resources Corp.	32,294	1,539,778
Chesapeake Energy Corp. (a)	50,487	3,893,053
Chord Energy Corp.	19,879	3,056,595
Civitas Resources, Inc. (a)	36,026	2,334,845
Comstock Resources, Inc. (a)	43,866	342,593
DT Midstream, Inc.	46,520	2,497,659
HF Sinclair Corp.	72,296	4,084,001
Magnolia Oil & Gas Corp., Class A (a)	80,504	1,659,992
Matador Resources Co.	54,183	2,974,105
Murphy Oil Corp.	74,048	2,865,658
New Fortress Energy, Inc. (a)	38,606	1,282,877
Ovintiv, Inc.	121,896	5,170,828
PBF Energy, Inc., Class A	52,303	2,641,825

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Peabody Energy Corp. (a)	52,700	1,407,090
Permian Resources Corp. (a)	190,192	2,563,788
Range Resources Corp.	115,100	3,342,504
SM Energy Co.	55,551	2,059,831
Southwestern Energy Co. *	502,058	3,238,274
		51,861,273
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	30,787	2,048,875
Passenger Airlines — 0.4%
Alaska Air Group, Inc. *	61,516	2,204,118
American Airlines Group, Inc. *	291,619	4,149,739
		6,353,857
Personal Care Products — 0.7%
BellRing Brands, Inc. *	62,580	3,458,797
Coty, Inc., Class A *	160,179	1,934,962
elf Beauty, Inc. *	24,399	3,892,372
Inter Parfums, Inc.	8,691	1,209,353
		10,495,484
Pharmaceuticals — 1.2%
Axsome Therapeutics, Inc. * (a)	17,388	1,565,442
Catalent, Inc. *	86,424	4,462,935
Elanco Animal Health, Inc. *	228,178	3,363,344
Intra-Cellular Therapies, Inc. *	46,181	3,109,828
Organon & Co.	122,657	2,042,239
Perrigo Co. plc	65,022	2,085,906
Prestige Consumer Healthcare, Inc. *	23,772	1,462,929
		18,092,623
Professional Services — 2.6%
Alight, Inc., Class A *	179,184	1,598,321
ASGN, Inc. *	22,554	2,093,462
CACI International, Inc., Class A *	10,682	3,671,724
Clarivate plc * (a)	165,178	1,476,691
Concentrix Corp. (a)	20,589	1,829,744
Dun & Bradstreet Holdings, Inc.	122,066	1,414,745
ExlService Holdings, Inc. *	78,966	2,470,057
Exponent, Inc.	24,269	2,140,283
FTI Consulting, Inc. *	17,038	3,264,651
Genpact Ltd.	74,335	2,668,627
Insperity, Inc.	16,285	1,867,727
KBR, Inc.	64,608	3,366,723
ManpowerGroup, Inc.	23,420	1,736,359
Maximus, Inc.	29,293	2,376,248
Paycor HCM, Inc. * (a)	30,875	599,901
Robert Half, Inc.	50,213	3,993,942

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Professional Services — continued
Science Applications International Corp.	24,363	3,110,181
TriNet Group, Inc. *	15,039	1,709,934
		41,389,320
Real Estate Management & Development — 0.3%
Howard Hughes Holdings, Inc. *	14,559	1,165,885
Jones Lang LaSalle, Inc. *	22,762	4,030,239
		5,196,124
Residential REITs — 0.6%
American Homes 4 Rent, Class A	155,026	5,433,662
Apartment Income REIT Corp.	66,145	2,162,280
Independence Realty Trust, Inc.	107,706	1,582,201
		9,178,143
Retail REITs — 0.9%
Agree Realty Corp.	45,287	2,699,558
Brixmor Property Group, Inc.	144,086	3,233,290
Kite Realty Group Trust	105,278	2,252,949
NNN REIT, Inc.	87,538	3,531,283
Phillips Edison & Co., Inc. (a)	57,387	1,991,903
		13,708,983
Semiconductors & Semiconductor Equipment — 2.4%
Allegro MicroSystems, Inc. (Japan) *	36,239	940,040
Amkor Technology, Inc.	54,757	1,733,607
Axcelis Technologies, Inc. *	15,562	2,023,838
Cirrus Logic, Inc. *	25,868	1,997,010
Diodes, Inc. *	21,979	1,479,626
Lattice Semiconductor Corp. *	66,042	4,019,316
MACOM Technology Solutions Holdings, Inc. *	26,227	2,261,554
MKS Instruments, Inc.	27,814	2,960,800
Onto Innovation, Inc. *	23,579	3,808,008
Power Integrations, Inc.	27,060	2,028,418
Rambus, Inc. *	51,540	3,532,036
Silicon Laboratories, Inc. *	15,190	1,873,838
SolarEdge Technologies, Inc. * (a)	27,290	1,814,785
Synaptics, Inc. *	18,749	2,002,581
Universal Display Corp.	22,679	3,850,214
Wolfspeed, Inc. * (a)	60,126	1,957,101
		38,282,772
Software — 5.3%
Altair Engineering, Inc., Class A *	26,123	2,220,977
AppLovin Corp., Class A *	65,453	2,692,082
Blackbaud, Inc. *	21,079	1,705,713
BlackLine, Inc. *	23,365	1,371,058
Box, Inc., Class A *	68,844	1,788,567
CCC Intelligent Solutions Holdings, Inc. *	87,669	963,482
Confluent, Inc., Class A *	98,410	2,200,448

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Dolby Laboratories, Inc., Class A	28,328	2,356,323
DoubleVerify Holdings, Inc. *	58,866	2,355,229
Dropbox, Inc., Class A * (a)	118,786	3,763,141
Elastic NV *	38,991	4,564,287
Envestnet, Inc. *	25,292	1,292,421
Five9, Inc. *	34,706	2,632,797
Guidewire Software, Inc. *	39,314	4,390,588
Informatica, Inc., Class A * (a)	19,236	577,080
Instructure Holdings, Inc. *	10,014	246,645
Manhattan Associates, Inc. *	29,452	7,143,877
MicroStrategy, Inc., Class A * (a)	7,071	3,544,056
NCR Voyix Corp. *	67,596	993,661
Nutanix, Inc., Class A *	116,791	6,563,654
Pegasystems, Inc.	19,500	950,430
PowerSchool Holdings, Inc., Class A * (a)	34,147	803,820
Procore Technologies, Inc. *	41,347	2,951,762
Qualys, Inc. *	17,678	3,344,147
SentinelOne, Inc., Class A *	115,626	3,098,777
Smartsheet, Inc., Class A *	64,837	2,915,720
SPS Commerce, Inc. *	17,525	3,221,095
Tenable Holdings, Inc. *	56,174	2,645,795
Teradata Corp. *	46,737	2,158,315
UiPath, Inc., Class A *	204,935	4,709,406
Workiva, Inc. *	24,061	2,236,229
		82,401,582
Specialized REITs — 1.3%
CubeSmart	101,732	4,396,857
EPR Properties	34,310	1,518,904
Gaming and Leisure Properties, Inc.	118,634	5,415,642
Lamar Advertising Co., Class A	41,778	4,373,321
National Storage Affiliates Trust (a)	38,120	1,423,782
PotlatchDeltic Corp.	37,973	1,698,532
Rayonier, Inc.	63,243	1,916,263
		20,743,301
Specialty Retail — 3.4%
Academy Sports & Outdoors, Inc.	35,256	2,211,609
Advance Auto Parts, Inc.	27,562	1,842,520
Asbury Automotive Group, Inc. *	9,875	2,064,467
AutoNation, Inc. *	13,518	1,887,924
Bath & Body Works, Inc.	105,179	4,486,936
Chewy, Inc., Class A * (a)	57,382	1,022,547
Dick's Sporting Goods, Inc.	27,797	4,143,699
Five Below, Inc. *	24,762	4,443,789
Floor & Decor Holdings, Inc., Class A * (a)	51,023	5,130,873
GameStop Corp., Class A * (a)	128,281	1,825,439
Gap, Inc. (The)	102,958	1,924,285
Group 1 Automotive, Inc.	6,391	1,662,043

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
Lithia Motors, Inc., Class A	13,203	3,892,905
Murphy USA, Inc.	9,874	3,480,782
Penske Automotive Group, Inc. (a)	9,514	1,411,592
RH *	7,188	1,822,014
Signet Jewelers Ltd.	21,127	2,101,714
Valvoline, Inc. *	62,690	2,287,558
Williams-Sonoma, Inc. (a)	29,136	5,634,611
		53,277,307
Technology Hardware, Storage & Peripherals — 1.1%
Pure Storage, Inc., Class A *	133,807	5,350,942
Super Micro Computer, Inc. *	22,346	11,834,665
		17,185,607
Textiles, Apparel & Luxury Goods — 2.2%
Capri Holdings Ltd. *	55,763	2,717,889
Columbia Sportswear Co.	16,684	1,322,374
Crocs, Inc. *	28,773	2,919,884
Deckers Outdoor Corp. *	12,329	9,292,737
PVH Corp.	29,033	3,491,509
Ralph Lauren Corp.	17,962	2,580,601
Skechers U.S.A., Inc., Class A *	64,167	4,006,587
Tapestry, Inc.	109,961	4,265,387
Under Armour, Inc., Class A *	90,678	690,966
Under Armour, Inc., Class C *	77,622	574,403
VF Corp. (a)	158,026	2,601,108
		34,463,445
Trading Companies & Distributors — 1.5%
Air Lease Corp.	50,137	2,096,228
Applied Industrial Technologies, Inc.	18,551	3,273,509
Beacon Roofing Supply, Inc. *	25,312	2,098,112
Core & Main, Inc., Class A *	53,446	2,207,854
GATX Corp.	15,690	1,924,378
Herc Holdings, Inc.	11,846	1,747,167
MSC Industrial Direct Co., Inc., Class A	22,140	2,184,775
Rush Enterprises, Inc., Class A	28,669	1,287,525
Rush Enterprises, Inc., Class B	4,021	190,073
SiteOne Landscape Supply, Inc. *	21,378	3,303,970
WESCO International, Inc.	21,324	3,700,140
		24,013,731
Water Utilities — 0.4%
American States Water Co.	17,796	1,327,582
California Water Service Group	26,530	1,201,013
Essential Utilities, Inc.	120,187	4,309,906
		6,838,501
Total Common Stocks (Cost $1,470,202,951)		1,559,884,584

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 8.8%
Investment Companies — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (b) (c) (Cost $5,059,667)	5,059,667	5,059,667
Investment of Cash Collateral from Securities Loaned — 8.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (b) (c)	119,454,662	119,502,444
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (b) (c)	13,296,689	13,296,689
Total Investment of Cash Collateral from Securities Loaned (Cost $132,784,488)		132,799,133
Total Short-Term Investments (Cost $137,844,155)		137,858,800
Total Investments — 108.4% (Cost $1,608,047,106)		1,697,743,384
Liabilities in Excess of Other Assets — (8.4)%		(131,969,909)
NET ASSETS — 100.0%		1,565,773,475

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 is $126,762,768.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2024.
Futures contracts outstanding as of January 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P MidCap 400 E-Mini Index	19	03/15/2024	USD	5,212,460	27,100

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,697,743,384	$—	$—	$1,697,743,384
Appreciation in Other Financial Instruments
Futures Contracts (a)	$27,100	$—	$—	$27,100

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.47%	$—	$—	$—	$—	$—	$—	—	$732	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (a) (b)	139,472,056	85,000,000	105,000,000	13,243	17,145	119,502,444	119,454,662	1,943,157	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	15,819,380	65,147,031	67,669,722	—	—	13,296,689	13,296,689	247,625	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	14,241,062	21,387,397	30,568,792	—	—	5,059,667	5,059,667	178,709	—
Total	$169,532,498	$171,534,428	$203,238,514	$13,243	$17,145	$137,858,800		$2,370,223	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.